Revenue - Revenues by Geographic Location (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,651	$ 40,785	$ 137,601
U.S.
Disaggregation of Revenue [Line Items]
Total revenues	15,856	38,774	133,309
Luxembourg
Disaggregation of Revenue [Line Items]
Total revenues	795	1,535	3,724
Germany
Disaggregation of Revenue [Line Items]
Total revenues	0	46	140
South Korea
Disaggregation of Revenue [Line Items]
Total revenues	0	147	272
Poland
Disaggregation of Revenue [Line Items]
Total revenues	0	169	138
Other
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 114	$ 18